VANECK MORNINGSTAR WIDE MOAT GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (unaudited)
1
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Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.9%
Capital Goods : 16.1%
A.O. Smith Corp. 222 $ 14,557
Allegion PLC 178 25,653
Caterpillar, Inc. 18 6,988
Huntington Ingalls Industries,
Inc. 41 9,900
IDEX Corp. 156 27,389
Masco Corp. 153 9,847
Nordson Corp. 64 13,720
Otis Worldwide Corp. 165 16,338
124,392
Commercial & Professional Services : 9.9%
Broadridge Financial Solutions,
Inc. 61 14,825
Copart, Inc. * 468 22,965
TransUnion 456 40,127
77,917
Consumer Discretionary Distribution &
Retail : 4.5%
Amazon.com, Inc. * 132 28,959
Etsy, Inc. * 119 5,969
34,928
Financial Services : 5.3%
MarketAxess Holdings, Inc. 181 40,424
Underline
Food, Beverage & Tobacco : 2.6%
Brown-Forman Corp. 235 6,324
Constellation Brands, Inc. 40 6,507
Hershey Co. 49 8,132
20,963
Health Care Equipment & Services : 4.4%
GE HealthCare Technologies,
Inc. 201 14,888
Veeva Systems, Inc. * 68 19,583
34,471
Household & Personal Products : 4.5%
Clorox Co. 137 16,450
Estee Lauder Cos, Inc. 234 18,907
35,357
Number
of Shares Value
Materials : 2.6%
Corteva, Inc. 115 $ 8,571
International Flavors &
Fragrances, Inc. 156 11,474
20,045
Media & Entertainment : 4.4%
Alphabet, Inc. 55 9,693
Meta Platforms, Inc. 26 19,190
Walt Disney Co. 47 5,828
34,711
Pharmaceuticals, Biotechnology & Life
Sciences : 5.3%
Agilent Technologies, Inc. 152 17,938
West Pharmaceutical Services,
Inc. 107 23,412
41,350
Semiconductors & Semiconductor
Equipment : 11.2%
Applied Materials, Inc. 61 11,167
Lam Research Corp. 87 8,469
Monolithic Power Systems, Inc. 47 34,375
NXP Semiconductors NV 35 7,647
Teradyne, Inc. 290 26,077
87,735
Software & Services : 29.1%
Adobe, Inc. * 43 16,636
Autodesk, Inc. * 63 19,503
Cadence Design Systems, Inc. * 65 20,030
Manhattan Associates, Inc. * 171 33,767
Microsoft Corp. 73 36,310
Oracle Corp. 62 13,555
Salesforce, Inc. 87 23,724
Synopsys, Inc. * 36 18,456
Tyler Technologies, Inc. * 26 15,414
Workday, Inc. * 124 29,760
227,155
Total Common Stocks
(Cost: $750,983) 779,448
Total Investments: 99.9%
(Cost: $750,983) 779,448
Other assets less liabilities: 0.1% 502
NET ASSETS: 100.0% $ 779,950
* Non-income producing